SCHEDULE OF EXPENSES WITH RELATED PARTIES (Details) - USD ($)	3 Months Ended		6 Months Ended	7 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2023
Total other expenses paid on the Company’s behalf			$ 800,000				$ 800,000
Stardust Power Inc And Subsidiary [Member]
Total consulting expenses		$ 147,497		$ 1,306,935		$ 1,332,019
Total other expenses paid on the Company’s behalf				44,186		44,186
Total		147,497		1,351,121		1,376,205
Stardust Power Inc And Subsidiary [Member] | Vikasa Capital Partners LLC [Member]
Total consulting expenses				980,000		980,000
Total other expenses paid on the Company’s behalf				9,868		9,868
Stardust Power Inc And Subsidiary [Member] | 7636 Holdings LLC [Member]
Total consulting expenses		79,000		180,806		180,806
Stardust Power Inc And Subsidiary [Member] | VIKASA Capital LLC [Member]
Total consulting expenses		68,497		146,129		171,213
Total other expenses paid on the Company’s behalf				$ 34,318		$ 34,318